INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - BioInvent International AB - Summary of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments
Cost	$ 3,379
Gross unrealized losses	(756)
Equity securities at fair value	2,623
Common Stock | BioInvent International AB
Schedule of Investments
Cost	2,723	$ 4,337
Gross unrealized losses	(166)	(2,662)
Equity securities at fair value	2,557	$ 1,675
Warrants | BioInvent International AB
Schedule of Investments
Cost	656
Gross unrealized losses	(590)
Equity securities at fair value	$ 66